WARRANTS (Details Narrative) - USD ($)			12 Months Ended
	Sep. 12, 2022	Jul. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2022	Dec. 31, 2020	Dec. 30, 2020
Stated value of warrants				$ 96,478
Convertible notes payable				38,500
Accrued interest				77,205
Warrants liabilities				437,500
Derivative liabilities				1,396,283
Gain on settlement				$ 3,917,734
Investor shares of common stock (in Shares)				4,950
Purchase of warrants				3,238,542
Price per share (in Shares)				0.12
Exchange for a cash payment				$ 11,000
Reduction in common shares par value				1,485
Reduction in additional paid in capital				$ 9,515
Derivative liabilities				74,134,327
Net gain on settlement				74,134,327
Cash payment				1,000,000
Warrants to purchase shares	6,572,773	2,714,351			2,514,331
Restricted cash				1,000,000
Other additional capital				6,530,867
Loss on settlement				$ 1,780,800
Warrants to purchase				200,000
Warrants rights, Exercise price par share					$ 19.50
Issuance addtional warrants	2,726,022	4,316,474
Share price	$ 5.50	$ 7.52	$ 0.88
Dividend	$ 462,556	$ 21,115,910
New warrants issued	$ 7,408,681
Aggregate intrinsic value of outstanding stock warrants			$ 635
Stock price per share (in Dollars per share)			$ 0.88
Maximum [Member]
Warrants rights, Exercise price par share	$ 7.52	$ 19.50			7.52
Minimum [Member]
Warrants rights, Exercise price par share	$ 5.50	$ 7.52			$ 5.50
Senior secured debt [Member]
Warrants to purchase				2,514,351
Derivative [Member]
Derivative liabilities				$ 5,750,067
Derivative liabilities				95,380,286
Cash [Member]
Cash payment				$ 15,000
Investor [Member]
Investor shares of common stock (in Shares)				4,166,667
Warrants to purchase shares				520,834
Warrant [Member]
Accrued interest				$ 2,502,223
Gain on settlement				$ 95,365,286
Warrants rights, Exercise price par share			$ 5.61	$ 19.77		$ 0.327
Series Y Preferred Stock [Member]
Shares of series Y preferred stock (in Shares)				4.82388
Net gain on settlement							$ 60,971
Aforementioned Common Share [Member]
Price per share (in Shares)				0.12
Series Z Preferred Shares [Member]
Preferred shares (in Shares)				250
Fair value				$ 6,530,868